UNIT-BASED COMPENSATION - Equity-settled BPY Awards (Details) - Equity-Settled Share-Based Payment Arrangement	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 20.56	$ 20.58	$ 20.56	$ 20.54
Number of share options outstanding, beginning of the period (in shares)	19,915,189	13,836,213	13,801,795
Number of share options granted (in shares)	0	0	800,000
Weighted average exercise price, granted (in usd per share) | $ / shares	$ 0	$ 0	$ 22.50
Number of share options exercised (in shares)	0	(425,171)	(36,806)
Weighted average exercise price, exercised (in usd per share) | $ / shares	$ 0	$ 15.06	$ 17.71
Number of share options expired and forfeited (in shares)	(1,282,095)	(203,978)	(291,625)
Number of share options reclassified (in shares)	0	6,708,125	(437,151)
Number of share options outstanding, end of the period (in shares)	18,633,094	19,915,189	13,836,213
Number of share options exercisable (in shares)	18,614,344	11,484,219	9,628,246
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 20.56	$ 20.56	$ 20.26
Weighted average exercise price, Expired/forfeited (in usd per share) | $ / shares	20.87	21.60	22.18
Weighted average exercise price of share options reclassified (in usd per share) | $ / shares	$ 0	$ 20.20	$ 22.48